BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2013	Dec. 27, 2011	Feb. 26, 2013	May 16, 2013	May 30, 2013	Nov. 30, 2013	Oct. 01, 2014
Business Acquisition [Line Items]
Goodwill	$ 55,490	$ 55,313	$ 44,663
Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Net assets			1,219
Non-controlling interest			(1,880)
Intangible assets			3,873
Goodwill			5,809
Deferred tax liability, net			0
Total assets acquired			9,021
Restatement Adjustment [Member]
Business Acquisition [Line Items]
Net assets				14
Non-controlling interest				130
Intangible assets				397
Goodwill				439
Deferred tax liability, net				(1,068)
Total assets acquired				(88)
Modified [Member]
Business Acquisition [Line Items]
Net assets				1,233
Non-controlling interest				(1,750)
Intangible assets				4,270
Goodwill				6,248
Deferred tax liability, net				(1,068)
Total assets acquired				8,933
App Builder [Member]
Business Acquisition [Line Items]
Net liabilities					(3,248)
Intangible assets					7,251
Goodwill					8,702
Total assets acquired					12,705
Pilat Europe Limited Ltd and Pilat North America Inc [Member]
Business Acquisition [Line Items]
Net assets						490
Intangible assets						715
Total assets acquired						1,205
Valinor Ltd [Member]
Business Acquisition [Line Items]
Net assets							119
Intangible assets							464
Goodwill							1,035
Total assets acquired							1,618
Dario solutions IT Ltd [Member]
Business Acquisition [Line Items]
Net assets								371
Intangible assets								707
Goodwill								2,645
Total assets acquired								3,723
Allstates Technical Services [Member]
Business Acquisition [Line Items]
Net assets									3,063
Intangible assets									2,874
Goodwill									5,026
Total assets acquired									10,963
Formula Telecom Solutions Ltd [Member]
Business Acquisition [Line Items]
Net assets										(57)
Intangible assets										2,951
Goodwill										2,906
Total assets acquired										$ 5,800